SHAREHOLDERS' EQUITY (Details 2) - Restricted stock - shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Changes in number of shares outstanding
Outstanding at beginning of the year (in shares)	672,875	648,225	627,425
Issued (in shares)	141,050	142,950	140,600
Cancelled (in shares)	(16,850)	0	(300)
Vested (in shares)	(130,300)	(118,300)	(119,500)
Outstanding at the end of the year (in shares)	666,775	672,875	648,225